LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 97.3%
	ALABAMA — 0.5%
315,000	Pell City Square Cooperative District	7.0000	04/01/44	$ 315,586

	ARIZONA — 9.8%
1,320,000	Arizona Industrial Development Authority (Arizona Christian University)	5.6250	10/01/49	1,184,708
300,000	Arizona Industrial Development Authority (Pinecrest Academy of Northern Nevada)	4.5000	07/15/29	292,594
750,000	Arizona Industrial Development Authority (San Tan Montessori School Inc Obligated Group)(a)	6.8750	02/01/65	751,352
275,000	Industrial Development Authority of the County of Pima (Career Success Schools)	5.7500	05/01/50	272,986
590,000	Maricopa County Industrial Development Authority (Arizona Christian University)	6.3750	10/01/54	582,685
625,000	Maricopa County Industrial Development Authority (Prescott Valley Charter School)	7.1250	07/01/54	597,590
250,000	Sierra Vista Industrial Development Authority (American Leadership Academy Inc)(a)	5.0000	06/15/64	209,074
250,000	Sierra Vista Industrial Development Authority (Desert Star Academy Inc)(a)	6.7500	06/15/61	234,378
250,000	Sierra Vista Industrial Development Authority (Fit Kids Inc)(a)	6.3000	06/15/54	253,415
200,000	Sierra Vista Industrial Development Authority (Fit Kids Inc)(a)	6.3750	06/15/64	202,176
1,330,000	Sierra Vista Industrial Development Authority (Fit Kids Inc)(a)	5.7500	06/15/64	1,246,036
800,000	Sierra Vista Industrial Development Authority (Wake Preparatory Academy)	6.5000	06/15/60	810,265
				6,637,259
	CALIFORNIA — 3.2%
1,350,000	California Public Finance Authority (P3 Irvine SL Holdings LLC Obligated Group)	6.5000	06/01/54	1,283,442
150,000	California Public Finance Authority (P3 Irvine SL Holdings LLC Obligated Group)	6.3750	06/01/59	139,015
705,000	Golden State Connect Authority(a)	6.5000	12/01/60	693,304
				2,115,761
	COLORADO — 5.3%
1,500,000	Brickyard Metropolitan District No 1	7.2500	12/01/57	1,456,117
750,000	Colorado Health Facilities Authority (American Baptist Homes of the Midwest Obligated Group)(b)	8.0000	08/01/43	474,539
760,000	Haymeadow Metropolitan District No 1 (Haymeadow Metropolitan District No 1)	6.1250	12/01/54	780,387
875,000	Mineral Business Improvement District(a)	5.7500	12/01/54	870,723
				3,581,766

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 97.3% (Continued)
	CONNECTICUT — 0.6%
365,000	Stamford Housing Authority (TJH Senior Living LLC Obligated Group)	6.5000	10/01/55	$ 377,512

	DELAWARE — 0.2%
150,000	Delaware State Economic Development Authority (Academia Antonia Alonso Inc)(a)	6.0000	07/01/65	150,696

	FLORIDA — 2.9%
200,000	Capital Projects Finance Authority (Imagine School At North Port Inc)(a)	6.7500	06/15/65	201,031
415,000	Capital Trust Agency, Inc. (Atlantic Housing Foundation Properties Obligated Group)	6.0000	07/01/42	352,089
800,000	Capital Trust Agency, Inc. (Atlantic Housing Foundation Properties Obligated Group)	6.3750	05/01/53	824,170
200,000	Capital Trust Agency, Inc. (Franklin Academy Series 2020 Obligated Group)	5.0000	12/15/50	180,572
100,000	Capital Trust Agency, Inc. (Franklin Academy Series 2020 Obligated Group)(a)	5.0000	12/15/55	88,129
225,000	Capital Trust Authority (Team Success A School of Excellence Inc)(a)	7.5000	06/01/55	230,236
321,487	Highlands County Health Facilities Authority (Trousdale Foundation Obligated Group)(b)	6.0000	04/01/38	4,019
150,000	Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group)	5.2500	11/01/55	150,897
				2,031,143
	GEORGIA — 1.3%
360,000	Development Authority of Bulloch County (Charter Conservatory for Liberal Arts & Technology Inc)(a)	6.7500	06/15/64	353,095
435,000	Fulton County Residential Care Facilities for the Elderly Authority (All Saints-St Luke's Episcopal Home for the Retired Obligated Group)	4.0000	04/01/56	341,816
195,000	Macon-Bibb County Urban Development Authority (Academy for Classical Education Inc)	5.8750	06/15/47	195,685
				890,596
	IDAHO — 0.2%
100,000	Avimor Community Infrastructure District No 1(a)	5.8750	09/01/53	102,077

	ILLINOIS — 2.0%
100,000	City of Evanston IL (Roycemore School)	4.3750	04/01/41	89,271
250,000	City of Evanston IL (Roycemore School)	4.6250	04/01/51	202,988
300,000	Illinois Finance Authority (Chicago Theatre Group Inc)(a)	6.1250	10/01/50	302,691
910,000	Illinois Finance Authority (Plymouth Place Obligated Group)	5.0000	05/15/51	798,438
				1,393,388

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 97.3% (Continued)
	INDIANA — 2.4%
2,620,000	City of Anderson IN (Anderson University Inc/Indiana)	6.0000	10/01/42	$ 1,614,579

	IOWA — 0.9%
200,000	Iowa Finance Authority (Union at the Marina LP)(a)	6.0000	11/01/42	202,440
455,000	Iowa Higher Education Loan Authority (Simpson College)	5.5000	11/01/51	399,074
				601,514
	KANSAS — 2.8%
1,200,000	City of Wichita KS (Larksfield Place Obligated Group)	6.7500	06/01/60	1,228,321
360,000	City of Wichita KS (Presbyterian Manors Obligated Group)	5.8750	05/15/50	350,793
300,000	City of Wichita KS (Presbyterian Manors Obligated Group)	6.0000	05/15/54	292,507
				1,871,621
	KENTUCKY — 1.8%
260,000	Kentucky Economic Development Finance Authority (Baptist Convalescent Center Obligated Group)(b)	5.5000	11/15/27	248,171
800,000	Kentucky Economic Development Finance Authority (Baptist Convalescent Center Obligated Group)(b)	6.0000	11/15/36	633,199
520,000	Kentucky Economic Development Finance Authority (Baptist Convalescent Center Obligated Group)(b)	6.2500	11/15/46	371,042
				1,252,412
	MARYLAND — 1.0%
700,000	Town of Chestertown (Washington College)	6.5000	03/01/55	711,214

	MICHIGAN — 5.8%
1,295,000	Grand Rapids Economic Development Corporation (Clark Retirement Community Obligated Group)	5.5000	04/01/39	1,248,450
895,000	Grand Rapids Economic Development Corporation (Clark Retirement Community Obligated Group)	5.7500	04/01/49	792,346
380,000	Grand Rapids Economic Development Corporation (Clark Retirement Community Obligated Group)	5.7500	04/01/54	327,140
100,000	Kalamazoo Economic Development Corporation (Friendship Village of Kalamazoo Obligated Group)(a)	6.2500	08/15/61	101,434
250,000	Michigan Finance Authority (Aquinas College)	4.0000	05/01/31	211,278
700,000	Michigan Finance Authority (Aquinas College)	5.0000	05/01/36	574,577
875,000	Michigan Finance Authority (Aquinas College)	5.0000	05/01/46	691,444
				3,946,669

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 97.3% (Continued)
	MINNESOTA — 1.8%
100,000	City of Apple Valley MN (PHS Apple Valley Senior Housing Inc)	5.6250	09/01/65	$ 101,389
452,821	City of Blaine MN (Crest View Obligated Group)(b)	6.1250	07/01/45	430,180
89,213	City of Blaine MN (Crest View Obligated Group)(b)	6.1250	07/01/50	84,753
500,000	City of Woodbury MN (Woodbury Leadership Academy)	6.0000	07/01/65	496,796
200,000	Housing & Redevelopment Authority of The City of St Paul Minnesota (Twin Cities Academy)	6.1250	07/01/65	196,849
				1,309,967
	MISSOURI — 1.0%
675,000	Health & Educational Facilities Authority of the State of Missouri (Bsds Inc)(a)	6.5000	06/01/56	668,594

	MONTANA — 2.4%
500,000	City of Kalispell MT (Immanuel Living at Buffalo Hill Obligated Group)	6.0000	05/15/60	507,216
400,000	County of Gallatin MT (Bozeman Fiber Inc)	4.0000	10/15/51	256,899
1,000,000	County of Gallatin MT (Bozeman Fiber Inc)(a),(c)	0.0000	10/15/55	834,941
				1,599,056
	NEBRASKA — 1.9%
440,000	Douglas County Sanitary & Improvement District No 608	6.0000	12/15/32	439,668
100,000	Douglas County Sanitary & Improvement District No 608	7.0000	10/15/38	101,174
775,000	Douglas County Sanitary & Improvement District No 608	7.1250	10/15/43	785,041
				1,325,883
	NEW HAMPSHIRE — 1.1%
435,000	New Hampshire Business Finance Authority (Christian Health Care Center Obligated Group)	5.6250	07/01/46	436,522
370,000	New Hampshire Business Finance Authority (Christian Health Care Center Obligated Group)	5.7500	07/01/54	368,945
				805,467
	NEW JERSEY — 1.0%
750,000	New Jersey Economic Development Authority (Jersey City Community Charter School Inc)	5.7500	07/01/47	683,024

	NEW YORK — 1.7%
140,000	Otsego County Capital Resource Corporation (Hartwick College)	5.0000	10/01/45	94,690
500,000	Ulster County Capital Resource Corporation (Woodland Pond Inc Obligated Group)	5.2500	09/15/42	500,181

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 97.3% (Continued)
	NEW YORK — 1.7% (Continued)
150,000	Ulster County Capital Resource Corporation (Woodland Pond Inc Obligated Group)	5.2500	09/15/53	$ 137,615
500,000	Ulster County Capital Resource Corporation (Woodland Pond Inc Obligated Group)(a)	5.8750	09/15/59	501,130
				1,233,616
	OHIO — 2.7%
175,000	City of Norwood OH (City of Norwood OH Rockwood Exchange Tax Increment Fund)	5.0000	12/01/41	180,707
325,000	County of Hardin OH (Ohio Northern University)	5.5000	05/01/50	294,645
178,604	County of Montgomery OH (Trousdale Foundation Obligated Group)(b)	6.2500	04/01/49	2,233
190,000	County of Washington OH (Marietta Area Health Care Inc Obligated Group)	6.7500	12/01/52	195,366
1,110,000	Marion Port Authority (Buckeye Community Schools Obligated Group)(a)	6.8750	12/01/59	1,121,557
				1,794,508
	OKLAHOMA — 0.9%
630,000	Oklahoma County Finance Authority (Santa Fe South Schools Inc)	6.1250	07/01/48	631,006

	OREGON — 0.5%
370,000	Oregon State Facilities Authority (Southern Oregon Goodwill Industries)	5.5000	12/01/54	371,957

	PENNSYLVANIA — 1.0%
480,000	Lehigh County General Purpose Authority (Lehigh Valley Dual Language Charter School)	7.0000	06/01/53	508,351
150,000	Philadelphia Authority for Industrial Development (Mathematics Science and Technology Community Charter School)	5.6250	08/01/36	150,309
				658,660
	PUERTO RICO — 0.0%(d)
6,000	Puerto Rico Sales Tax Financing Corp Sales Tax	4.5360	07/01/53	5,559

	SOUTH CAROLINA — 3.3%
125,000	South Carolina Jobs-Economic Development Authority (Hampton Regional Medical Center Obligated Group)	5.0000	11/01/42	113,449
1,000,000	South Carolina Jobs-Economic Development Authority (Kiawah Life Plan Village Inc)	7.5000	11/15/53	1,074,687
500,000	South Carolina Jobs-Economic Development Authority (Kiawah Life Plan Village Inc)	7.7500	11/15/58	540,983
500,000	South Carolina Jobs-Economic Development Authority (Palms At Wildewood LLC/The)(a),(b)	6.7500	12/01/60	495,188

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 97.3% (Continued)
	SOUTH CAROLINA — 3.3% (Continued)
				$ 2,224,307
	TENNESSEE — 1.0%
495,000	Shelby County Health Educational & Housing Facilities (Luke Inc Obligated Group)	5.5000	10/01/39	340,568
535,000	Shelby County Health Educational & Housing Facilities (Luke Inc Obligated Group)	5.7500	10/01/54	361,484
				702,052
	TEXAS — 8.9%
165,000	Arlington Higher Education Finance Corporation (School of Excellence in Education)	6.3750	02/15/52	158,390
1,050,000	Beaumont Housing Authority(a)	6.5000	07/01/55	1,041,512
250,000	Bexar County Health Facilities Development (Army Retirement Residence Obligated Group)	4.0000	07/15/45	208,372
165,000	City of Rowlett TX (City of Rowlett TX Bayside Public Improvement District North Improvement Area)	6.0000	09/15/46	164,991
50,000	Houston Higher Education Finance Corporation (Houston Baptist University)	5.2500	10/01/54	48,575
225,000	New Hope Cultural Education Facilities Finance (Bella Vida Forefront Living Obligated Group)	6.5000	10/01/55	231,606
110,000	New Hope Cultural Education Facilities Finance Corporation (Army Retirement Residence Obligated Group)	5.7500	07/15/52	110,428
895,000	Port Beaumont Navigation District (Allegiant Industrial Island Park LLC)(b)	8.0000	02/01/39	537,000
60,000	San Antonio Education Facilities Corporation (Hallmark University Inc)	5.0000	10/01/31	59,222
765,000	San Antonio Education Facilities Corporation (Hallmark University Inc)	5.0000	10/01/41	712,156
1,935,000	San Antonio Education Facilities Corporation (Hallmark University Inc)	5.0000	10/01/51	1,635,393
675,000	Tarrant County Cultural Education Facilities (CC Young Memorial Home Obligated Group)	6.3750	02/15/41	548,438
675,000	Tarrant County Cultural Education Facilities (CC Young Memorial Home Obligated Group)	6.3750	02/15/52	548,438
				6,004,521
	UTAH — 1.8%
500,000	Firefly Public Infrastructure District No 1(a)	6.6250	03/01/54	514,570
500,000	GLH Public Infrastructure District No 1 (GLH Public Infrastructure District No 1)(a)	6.8750	03/01/55	530,508
130,000	Utah Infrastructure Agency	5.0000	10/15/46	130,239
				1,175,317
	VERMONT — 3.4%
1,200,000	East Central Vermont Telecommunications District	6.1250	12/01/40	1,200,583
225,000	East Central Vermont Telecommunications District	5.6000	12/01/43	221,737
170,000	East Central Vermont Telecommunications District	6.8750	12/01/46	180,264

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 97.3% (Continued)
	VERMONT — 3.4% (Continued)
930,000	East Central Vermont Telecommunications District(a)	4.5000	12/01/50	$ 708,800
				2,311,384
	VIRGINIA — 0.4%
300,000	Peninsula Town Center Community Development	5.0000	09/01/45	300,521

	WASHINGTON — 2.8%
100,000	King County Public Hospital District No 4	7.0000	12/01/60	101,298
400,000	Washington State Housing Finance Commission (Bayview Manor Homes Obligated Group)	6.0000	07/01/59	405,050
275,000	Washington State Housing Finance Commission (Bayview Manor Homes Obligated Group)(a)	6.0000	07/01/60	278,472
875,000	Washington State Housing Finance Commission (German Retirement Home of the State of Washington Obligated Group)	5.8750	01/01/59	852,947
200,000	Washington State Housing Finance Commission (Horizon House Obligated Group/WA)	6.2500	01/01/56	202,320
				1,840,087
	WEST VIRGINIA — 0.1%
60,000	City of Huntington WV (City of Huntington WV Downtown Development/Redevelopment District No 1)	5.5000	06/01/49	60,011

	WISCONSIN — 18.9%
100,000	Public Finance Authority(a)	6.2500	03/01/61	95,733
55,000	Public Finance Authority (Campus Real Estate Holding Corp LLC)	5.5000	06/01/55	55,320
225,000	Public Finance Authority (Carver Gardens LLC)	4.6500	12/01/35	193,995
200,000	Public Finance Authority (Cedars Obligated Group)(a)	4.2500	05/01/29	186,502
945,000	Public Finance Authority (Cedars Obligated Group)(a)	5.5000	05/01/39	803,844
3,755,000	Public Finance Authority (Cedars Obligated Group)	5.7500	05/01/54	2,736,049
55,000	Public Finance Authority (CFC-SA LLC)	5.0000	02/01/62	53,372
45,000	Public Finance Authority (Cincinnati Classical Academy)(a)	5.8750	06/15/54	44,541
410,000	Public Finance Authority (Cincinnati Classical Academy)	6.0000	06/15/64	404,390
175,000	Public Finance Authority (Explore Academy-Rio Rancho)(a)	7.0000	07/01/55	176,038
119,318	Public Finance Authority (Goodwill Industries of Southern Nevada Inc)	5.7500	12/01/48	117,997
325,000	Public Finance Authority (Guilford Charter School Corp)	5.0000	04/01/47	287,135
655,000	Public Finance Authority (Guilford Charter School Corp)	5.0000	04/01/57	544,107
600,000	Public Finance Authority (Hozho Academy)(a)	7.1250	05/01/55	606,012
50,000	Public Finance Authority (Lehigh Valley Health Network Inc)(a)	7.2500	12/01/42	52,155
575,000	Public Finance Authority (Lehigh Valley Health Network Inc)	7.5000	12/01/52	601,137
286,731	Public Finance Authority (Millville Public Charter School)(a)	5.5000	11/15/32	286,941

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 97.3% (Continued)
	WISCONSIN — 18.9% (Continued)
150,000	Public Finance Authority (Town of Scarborough ME Downtown Omnibus Municipal Development & TIF District)	5.0000	08/01/39	$ 153,469
195,000	Public Finance Authority (Unity Classical Charter School; A Challenge Foundation Academy)	6.8750	07/01/53	198,208
2,000,000	Public Finance Authority (WFCS Holdings LLC)	5.0000	01/01/55	1,716,631
325,000	Wisconsin Health & Educational Facilities (American Baptist Homes of the Midwest Obligated Group)(b)	5.0000	08/01/37	221,217
395,000	Wisconsin Health & Educational Facilities (Chiara Communities Inc)	7.0000	07/01/43	373,361
75,000	Wisconsin Health & Educational Facilities (Chiara Communities Inc)	7.5000	07/01/53	68,811
300,000	Wisconsin Health & Educational Facilities (Chiara Communities Inc)	5.0000	07/01/53	267,897
1,135,000	Wisconsin Health & Educational Facilities (Chiara Housing & Services Inc Obligated Group)	5.8750	07/01/55	1,140,980
290,000	Wisconsin Health & Educational Facilities (Chiara Housing & Services Inc Obligated Group)	6.6250	07/01/60	304,547
545,000	Wisconsin Health & Educational Facilities (HOPE Christian Schools Obligated Group)	4.0000	12/01/51	378,999
100,000	Wisconsin Health & Educational Facilities (HOPE Christian Schools Obligated Group)	4.0000	12/01/56	66,659
445,000	Wisconsin Health & Educational Facilities (PHW Menomonee Falls Inc)	6.0000	10/01/54	459,418
				12,595,465
	TOTAL MUNICIPAL BONDS (Cost $66,019,491)			65,894,755

Shares
	SHORT-TERM INVESTMENTS — 1.3%
	MONEY MARKET FUNDS - 1.3%
896,587	Federated Institutional Tax-Free Cash Trust, 3.41% (Cost $896,587)(e)			896,587

	TOTAL INVESTMENTS - 98.6% (Cost $66,916,078)			$ 66,791,342
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.4%			967,581
	NET ASSETS - 100.0%			$ 67,758,923

LLC	- Limited Liability Company

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026 the total market value of 144A securities is 15,139,325 or 22.3% of net assets.
(b)	Represents issuer in default on interest payments.
(c)	Zero coupon bond.
(d)	Percentage rounds to less than 0.1%.
(e)	Rate disclosed is the seven day effective yield as of April 30, 2026.